INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax Examination, Description	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. It is the Company’s policy to recognize interest and penalties related to income tax matters in income tax expense.